united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

Life Goal Home Down Payment Investment ETF
(Symbol: HOM)

Life Goal Conservative Wealth Builder ETF
(Symbol: SAVN)

Life Goal Wealth Builder ETF
(Symbol: WLTH)

Exchange : NYSE Arca, Inc.

Semi-Annual Report

February 28, 2022

Advised by:	Sub-Advised by:
LifeGoal Investments, LLC	Penserra Capital Management LLC
5 Spring Street, # 202	4 Orinda Way, Suite 100
Saratoga Springs, NY 12866	Orinda, CA 94563

www.lifegoalinvestments.com

(888) 920-7275

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the LifeGoal ETF’s. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC
Member FINRA

LifeGoal Home Down Payment Investment ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmark:

Since Inception**-
February 28, 2022
LifeGoal Home Down Payment Investment ETF - NAV	(3.68)%
LifeGoal Home Down Payment Investment ETF - Market Price	(3.68)%
Bloomberg U.S. Aggregate Bond Index***	(3.94)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least December 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.44% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 0.87% per the September 7, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.60% of net assets per the September 7, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Fund
Fixed Income	59.9%
Equity	26.4%
Commodity	5.4%
Common Stock
Home Construction	2.6%
Retail - Discretionary	2.4%
Construction Materials	0.6%
Transportation & Logistics	0.6%
Chemicals	0.4%
Machinery	0.4%
Forestry, Paper & Wood Products	0.4%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LifeGoal Conservative Wealth Builder ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmark:

Since Inception**-
February 28, 2022
LifeGoal Conservative Wealth Builder ETF - NAV	(2.63)%
LifeGoal Conservative Wealth Builder ETF - Market Price	(2.63)%
Bloomberg U.S. Aggregate Bond Index***	(3.94)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least December 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.39% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 0.82% per the September 7, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.55% of net assets per the September 7, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Fund
Fixed Income	68.6%
Equity	20.6%
Commodity	5.7%
Common Stock
Transportation & Logistics	1.1%
Internet Media & Services	1.1%
Aerospace & Defense	0.8%
Biotech & Pharma	0.5%
Asset Management	0.3%
Automotive	0.3%
Household Products	0.2%
Other Assets Less Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LifeGoal Wealth Builder ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmark:

Since Inception** -
February 28, 2022
LifeGoal Wealth Builder ETF - NAV	(3.83)%
LifeGoal Wealth Builder ETF - Market Price	(3.94)%
MSCI World Index Net (USD) ***	(4.86)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least December 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.49% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 0.86% per the September 7, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.59% of net assets per the September 7, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The MSCI World Index Net (USD) is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Fund
Equity	54.0%
Fixed Income	27.8%
Commodity	5.7%
Common Stock
Software	2.7%
Automotive	1.4%
E-Commerce Discretionary	1.3%
Metals & Mining	1.2%
Internet Media & Services	1.2%
Aerospace & Defense	1.0%
Retail - Discretionary	0.8%
Other Assets Less Liabilities	2.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 8.0%
	CHEMICALS - 0.4%
28	Sherwin-Williams Company (The)	$7,368

	CONSTRUCTION MATERIALS - 0.6%
105	Owens Corning	9,784

	ELECTRICAL EQUIPMENT - 0.3%
119	Carrier Global Corporation	5,341

	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
70	Trex Company, Inc.(a)	6,429

	HOME & OFFICE PRODUCTS - 0.3%
28	Whirlpool Corporation	5,636

	HOME CONSTRUCTION - 2.6%
91	DR Horton, Inc.	7,771
119	Lennar Corporation, Class B	8,985
154	Masco Corporation	8,630
126	PulteGroup, Inc.	6,257
175	Toll Brothers, Inc.	9,496
		41,139
	MACHINERY - 0.4%
42	Stanley Black & Decker, Inc.	6,833

	RETAIL - DISCRETIONARY - 2.4%
70	Floor & Decor Holdings, Inc., Class A(a)	6,693
42	Home Depot, Inc. (The)	13,265
63	Lowe’s Companies, Inc.	13,927
42	Williams-Sonoma, Inc.	6,084
		39,969
	TRANSPORTATION & LOGISTICS - 0.6%
91	CH Robinson Worldwide, Inc.	8,798

	TOTAL COMMON STOCKS (Cost $147,778)	131,297

	EXCHANGE-TRADED FUNDS — 91.7%
	COMMODITY - 5.4%
1,946	abrdn Bloomberg All Commodity Strategy K-1 Free	51,685
1,946	Graniteshares Gold Trust(a)	36,877
		88,562
	EQUITY - 26.4%
483	iShares Emerging Markets Dividend ETF	17,175
273	iShares ESG MSCI EM Leaders ETF	15,239
378	iShares Global Materials ETF	33,623
609	iShares MSCI Global Min Vol Factor ETF	61,673

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS (Continued) — 91.7%
	EQUITY - 26.4% (Continued)
896	iShares MSCI USA Small-Cap Min Vol Factor ETF	$32,462
315	JPMorgan Equity Premium Income ETF	18,856
2,030	Schwab Strategic Trust-Schwab International Dividend Equity ETF	52,009
420	Utilities Select Sector SPDR Fund	28,531
546	Vanguard Global ex-U.S. Real Estate ETF	28,245
1,015	Vanguard Value ETF	146,007
		433,820
	FIXED INCOME - 59.9%
12,201	Franklin Liberty Senior Loan ETF	302,950
2,730	iShares CMBS ETF	140,295
623	iShares ESG Aware USD Corporate Bond ETF	16,117
1,358	iShares Trust iShares 1-5 Year Investment Grade	71,702
1,967	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	111,785
1,386	Schwab US TIPS ETF	85,946
5,299	VanEck J. P. Morgan EM Local Currency Bond ETF	144,027
1,281	Vanguard Intermediate-Term Corporate Bond ETF	113,971
		986,793

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,541,450)	1,509,175

	TOTAL INVESTMENTS - 99.7% (Cost $1,689,228)	$1,640,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	4,658
	NET ASSETS - 100.0%	$1,645,130

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9%
	AEROSPACE & DEFENSE - 0.8%
40	Boeing Company(a)	$8,213

	ASSET MANAGEMENT - 0.3%
4	BlackRock, Inc.	2,976

	AUTOMOTIVE - 0.3%
80	Ford Motor Company	1,405
28	General Motors Company(a)	1,308
		2,713
	BIOTECH & PHARMA - 0.5%
32	AbbVie, Inc.	4,729

	CABLE & SATELLITE - 0.2%
32	Comcast Corporation, Class A	1,496

	HOUSEHOLD PRODUCTS - 0.2%
24	Colgate-Palmolive Company	1,847

	INTERNET MEDIA & SERVICES - 1.1%
4	Alphabet, Inc., Class C(a)	10,792

	SOFTWARE - 0.2%
24	Oracle Corporation	1,823

	TECHNOLOGY HARDWARE - 0.2%
32	Cisco Systems, Inc.	1,785

	TRANSPORTATION & LOGISTICS - 1.1%
108	CH Robinson Worldwide, Inc.	10,441
4	FedEx Corporation	889
		11,330

	TOTAL COMMON STOCKS (Cost $49,618)	47,704

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.9%
	COMMODITY - 5.7%
1,284	abrdn Bloomberg All Commodity Strategy K-1 Free	$34,103
1,112	Graniteshares Gold Trust(a)	21,072
		55,175
	EQUITY - 20.6%
36	iShares ESG MSCI EM Leaders ETF	2,010
216	iShares Global Materials ETF	19,213
136	iShares MSCI Global Min Vol Factor ETF	13,773
512	iShares MSCI USA Small-Cap Min Vol Factor ETF	18,550
420	JPMorgan Equity Premium Income ETF	25,141
1,180	Schwab Strategic Trust-Schwab International Dividend Equity ETF	30,232
304	Utilities Select Sector SPDR Fund	20,651
396	Vanguard Global ex-U.S. Real Estate ETF	20,485
348	Vanguard Value ETF	50,059
		200,114
	FIXED INCOME - 68.6%
7,036	Franklin Liberty Senior Loan ETF	174,704
1,560	iShares CMBS ETF	80,168
356	iShares ESG Aware USD Corporate Bond ETF	9,210
2,216	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	117,005
804	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	45,691
792	Schwab US TIPS ETF	49,112
2,952	VanEck J. P. Morgan EM Local Currency Bond ETF	80,235
732	Vanguard Intermediate-Term Corporate Bond ETF	65,126
576	Vanguard Short-Term Corporate Bond ETF	45,867
		667,118

	TOTAL EXCHANGE-TRADED FUNDS (Cost $945,174)	922,407

	TOTAL INVESTMENTS - 99.8% (Cost $994,792)	$970,111
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	2,223
	NET ASSETS - 100.0%	$972,334

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 11.7%
	AEROSPACE & DEFENSE - 1.0%
77	Boeing Company(a)	$15,811

	ASSET MANAGEMENT - 0.6%
14	BlackRock, Inc.	10,414

	AUTOMOTIVE - 1.4%
672	Ford Motor Company	11,800
259	General Motors Company(a)	12,101
		23,901
	E-COMMERCE DISCRETIONARY - 1.3%
7	Amazon.com, Inc.(a)	21,499

	INTERNET MEDIA & SERVICES - 1.2%
7	Alphabet, Inc., Class C(a)	18,885

	METALS & MINING - 1.2%
294	Newmont Corporation	19,463

	RETAIL - DISCRETIONARY - 0.8%
42	Home Depot, Inc. (The)	13,265

	SOFTWARE - 2.7%
56	Microsoft Corporation	16,732
189	Oracle Corporation	14,358
63	salesforce.com, Inc.(a)	13,263
		44,353
	TECHNOLOGY SERVICES - 0.8%
35	S&P Global, Inc.	13,150

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 11.7% (Continued)
	TRANSPORTATION & LOGISTICS - 0.7%
119	CH Robinson Worldwide, Inc.	$11,505

	TOTAL COMMON STOCKS (Cost $205,418)	192,246

	EXCHANGE-TRADED FUNDS — 87.5%
	COMMODITY - 5.7%
2,597	abrdn Bloomberg All Commodity Strategy K-1 Free	68,976
1,246	Graniteshares Gold Trust(a)	23,612
		92,588
	EQUITY - 54.0%
1,519	Dimensional Emerging Core Equity Market ETF	40,603
1,442	Dimensional International Core Equity Market ETF	40,362
637	Emerging Markets Internet and Ecommerce ETF(a)	23,091
546	iShares ESG MSCI EM Leaders ETF	30,478
756	iShares Global Materials ETF	67,246
546	iShares MSCI Global Min Vol Factor ETF	55,293
1,855	iShares MSCI USA Small-Cap Multifactor ETF	100,448
3,332	JPMorgan Equity Premium Income ETF	199,454
574	Utilities Select Sector SPDR Fund	38,992
798	Vanguard FTSE All World ex-US Small-Cap ETF	98,737
1,218	Vanguard Global ex-U.S. Real Estate ETF	63,007
315	Vanguard Real Estate ETF	32,300
651	Vanguard Value ETF	93,646
		883,657
	FIXED INCOME - 27.8%
1,162	iShares Long-Term Corporate Bond ETF	74,147
1,687	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	95,872
1,386	Schwab US TIPS ETF	85,946
3,941	VanEck J. P. Morgan EM Local Currency Bond ETF	107,116

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.5% (Continued)
	FIXED INCOME - 27.8% (Continued)
945	Vanguard Long-Term Corporate Bond ETF	$91,760
		454,841

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,495,452)	1,431,086

	TOTAL INVESTMENTS - 99.2% (Cost $1,700,870)	$1,623,332
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	13,885
	NET ASSETS - 100.0%	$1,637,217

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

The LifeGoal ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2022

	LifeGoal Home	LifeGoal
	Down Payment	Conservative Wealth	LifeGoal Wealth
	Investment ETF	Builder ETF	Builder ETF
ASSETS
Investment securities:
At cost	$1,689,228	$994,792	$1,700,870
At value	$1,640,472	$970,111	$1,623,332
Cash	5,830	7,241	10,548
Dividends and interest receivable	109	8	119
Due from Adviser	31,680	32,177	31,560
TOTAL ASSETS	1,678,091	1,009,537	1,665,559

LIABILITIES
Payable to related parties	10,568	11,642	9,030
Distributions payable	875	780	910
Audit fees payable	7,469	7,469	6,869
Transfer Agent fees payable	5,844	5,847	5,230
Trustee fees payable	4,768	4,791	4,759
Custody fees payable	1,918	2,003	1,271
Accrued expenses and other liabilities	1,519	4,671	273
TOTAL LIABILITIES	32,961	37,203	28,342
NET ASSETS	$1,645,130	$972,334	$1,637,217

Net Assets Consist Of:
Paid in capital	$1,708,122	$1,008,853	$1,720,656
Accumulated deficit	(62,992)	(36,519)	(83,439)
NET ASSETS	$1,645,130	$972,334	$1,637,217

Net Asset Value Per Share:
Net Assets	$1,645,130	$972,334	$1,637,217
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	175,000	100,000	175,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$9.40	$9.72	$9.36

The LifeGoal ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended February 28, 2022 *

	LifeGoal Home	LifeGoal
	Down Payment	Conservative	LifeGoal Wealth
	Investment ETF	Wealth Builder ETF	Builder ETF
INVESTMENT INCOME
Dividends	$18,479	$11,905	$30,320
TOTAL INVESTMENT INCOME	18,479	11,905	30,320

EXPENSES
Investment advisory fees	2,037	1,299	3,113
Administrative services	29,247	29,247	29,247
Legal fees	11,294	11,294	11,294
Trustees fees and expenses	10,075	10,075	10,075
Transfer agent fees	8,272	8,273	8,272
Professional fees	7,627	7,627	7,627
Audit fees	7,469	7,468	7,469
Custodian fees	6,437	6,437	6,437
Printing and postage expenses	4,095	4,096	4,095
Insurance expense	524	524	524
Other Expenses	6,504	6,504	6,504
TOTAL EXPENSES	93,581	92,844	94,657
Less: Fees waived/expenses reimbursed by the Adviser	(91,527)	(91,537)	(91,526)
NET EXPENSES	2,054	1,307	3,131

NET INVESTMENT INCOME	16,425	10,598	27,189

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
In-kind redemptions	—	—	(4,912)
Investments	(14,144)	(11,734)	(768)
	(14,144)	(11,734)	(5,680)
Net change in unrealized depreciation on:
Investments	(48,756)	(24,681)	(77,538)
	(48,756)	(24,681)	(77,538)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(62,900)	(36,415)	(83,218)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,475)	$(25,817)	$(56,029)

*	The LifeGoal ETFs commenced operations on September 8, 2021.

LifeGoal Home Down Payment Investment ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 *
(Unaudited)
FROM OPERATIONS
Net investment income	$16,425
Net realized loss on investments	(14,144)
Net change in unrealized depreciation on investments	(48,756)
Net decrease in net assets resulting from operations	(46,475)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(16,517)
Net decrease in net assets resulting from distributions to shareholders	(16,517)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,708,122
Net increase in net assets resulting from shares of beneficial interest	1,708,122

TOTAL INCREASE IN NET ASSETS	1,645,130

NET ASSETS
Beginning of Period	—
End of Period	$1,645,130

SHARE ACTIVITY
Shares Sold	175,000
Net increase in shares of beneficial interest outstanding	175,000

*	LifeGoal Home Down Payment Investment ETF commenced operations on September 8, 2021.

LifeGoal Conservative Wealth Builder ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 *
(Unaudited)
FROM OPERATIONS
Net investment income	$10,598
Net realized loss on investments	(11,734)
Net change in unrealized depreciation on investments	(24,681)
Net decrease in net assets resulting from operations	(25,817)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(10,702)
Net decrease in net assets resulting from distributions to shareholders	(10,702)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,008,853
Net increase in net assets resulting from shares of beneficial interest	1,008,853

TOTAL INCREASE IN NET ASSETS	972,334

NET ASSETS
Beginning of Period	—
End of Period	$972,334

SHARE ACTIVITY
Shares Sold	100,000
Net increase in shares of beneficial interest outstanding	100,000

*	LifeGoal Conservative Wealth Builder ETF commenced operations on September 8, 2021.

LifeGoal Wealth Builder ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 *
(Unaudited)
FROM OPERATIONS
Net investment income	$27,189
Net realized loss on investments	(5,680)
Net change in unrealized depreciation on investments	(77,538)
Net decrease in net assets resulting from operations	(56,029)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(27,410)
Net decrease in net assets resulting from distributions to shareholders	(27,410)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,961,834
Cost of shares redeemed	(241,178)
Net increase in net assets resulting from shares of beneficial interest	1,720,656

TOTAL INCREASE IN NET ASSETS	1,637,217

NET ASSETS
Beginning of Period	—
End of Period	$1,637,217

SHARE ACTIVITY
Shares Sold	200,000
Shares Redeemed	(25,000)
Net increase in shares of beneficial interest outstanding	175,000

*	LifeGoal Wealth Builder ETF commenced operations on September 8, 2021.

LifeGoal Home Down Payment Investment ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended
February 28, 2022 (1)
(Unaudited)
Net asset value, beginning of period	$9.89
Activity from investment operations:
Net investment income (2)	0.16
Net realized and unrealized loss on investments	(0.52)
Total from investment operations	(0.36)
Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$9.40
Total return (3)(4)	(3.68)%
Net assets, at end of period (000s)	$1,645
Ratio of gross expenses to average net assets (5)(6)(7)	20.04%
Ratio of net expenses to average net assets (5)(6)	0.44%
Ratio of net investment income to average net assets (5)	3.52%
Portfolio Turnover Rate (4)(8)	84%

(1)	LifeGoal Home Down Payment Investment ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

LifeGoal Conservative Wealth Builder ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended
February 28, 2022 (1)
(Unaudited)
Net asset value, beginning of period	$10.13
Activity from investment operations:
Net investment income (2)	0.15
Net realized and unrealized loss on investments	(0.41)
Total from investment operations	(0.26)
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$9.72
Total return (3)(4)	(2.63)%
Net assets, at end of period (000s)	$972
Ratio of gross expenses to average net assets (5)(6)(7)	27.71%
Ratio of net expenses to average net assets (5)(6)	0.39%
Ratio of net investment income to average net assets (5)	3.16%
Portfolio Turnover Rate (4)(8)	79%

(1)	LifeGoal Conservative Wealth Builder ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

LifeGoal Wealth Builder ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended
February 28, 2022 (1)
(Unaudited)
Net asset value, beginning of period	$9.92
Activity from investment operations:
Net investment income (2)	0.20
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.37)
Less distributions from:
Net investment income	(0.19)
Total distributions	(0.19)
Net asset value, end of period	$9.36
Total return (3)(4)	(3.83)%
Net assets, at end of period (000s)	$1,637
Ratio of gross expenses to average net assets (5)(6)(7)	14.81%
Ratio of net expenses to average net assets (5)(6)	0.49%
Ratio of net investment income to average net assets (5)	4.25%
Portfolio Turnover Rate (4)(8)	55%

(1)	LifeGoal Wealth Builder ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2022

1.	ORGANIZATION

The LifeGoal Home Down Payment Investment ETF (“HOM”), LifeGoal General Conservative Investment ETF (“SAVN”) and LifeGoal Wealth Builder ETF (“WLTH”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. HOM’s investment objective seeks to provide current income and some capital appreciation. SAVN’s investment objective seeks to provide preservation of capital and some capital appreciation. WLTH’s investment objective seeks to provide long term capital appreciation. HOM, SAVN and WLTH commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2022

expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed -end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2022 for the Funds’ investments measured at value:

HOM
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$131,297	$—	$—	$131,297
Exchange Traded Funds	1,509,175	—	—	1,509,175
Total	$1,640,472	$—	$—	$1,640,472

SAVN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$47,704	$—	$—	$47,704
Exchange Traded Funds	922,407	—	—	922,407
Total	$970,111	$—	$—	$970,111

WLTH
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$192,246	$—	$—	$192,246
Exchange Traded Funds	1,431,086	—	—	1,431,086
Total	$1,623,332	$—	$—	$1,623,332

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2022

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s August 31, 2022 year -end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
HOM	$873,844	$868,658
SAVN	$588,924	$587,661
WLTH	$752,696	$760,556

For the period ended February 28, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
HOM	$1,699,295	$—
SAVN	$1,006,115	$—
WLTH	$1,954,804	$240,395

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. LifeGoal Investments LLC serves as each Fund’s investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Advisor has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2022

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of the Fund’s average daily net assets for HOM, an annual rate of 0.39% for SAVN and an annual rate of 0.49% for WLTH. For the period ended February 28, 2022, the Adviser earned $2,037, $1,299, and $3,113 in advisory fees for HOM, SAVN and WLTH respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for HOM, SAVN and WLTH at least until December 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.44%, 0.39% and 0.49% of average daily net assets for HOM, SAVN and WLTH respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended February 28, 2022, the Adviser waived fees and/or reimbursed expenses in the amount of $91,527, $91,537, and $91,526 for HOM, SAVN and WLTH, respectively, pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Funds do not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares for the Funds. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2022

Funds. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HOM	$250	2.00%*
SAVN	$250	2.00%*
WLTH	$250	2.00%*

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
HOM	$1,689,228	$4,653	$(53,409)	$(48,756)
SAVN	994,792	2,789	(27,470)	(24,681)
WLTH	1,700,870	8,297	(85,835)	(77,538)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after February 28, 2022:

	Dividend	Record	Payable
Fund	Per Share	Date	Date
HOM	$0.0129	3/25/2022	3/30/2022
SAVN	0.0083	3/25/2022	3/30/2022
WLTH	0.0126	3/25/2022	3/30/2022

LifeGoal ETFs
EXPENSE EXAMPLE (Unaudited)
February 28, 2022

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 8, 2021 through February 28, 2022.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	9/8/2021	2/28/2022	9/8/21 – 2/28/22*	Expense Ratio
HOM	$1,000.00	$963.20	$2.03	0.44%
SAVN	$1,000.00	$973.70	$1.81	0.39%
WLTH	$1,000.00	$961.70	$2.26	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (172) divided by the number of days in the fiscal year (365).

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	9/1/2021	2/28/2022	9/1/21 – 2/28/22 *	Expense Ratio
HOM	$1,000.00	$1,022.61	$2.21	0.44%
SAVN	$1,000.00	$1,022.86	$1.96	0.39%
WLTH	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

LifeGoal ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

May 18, 2021 Special Meeting

At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 18, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the advisory agreement between LifeGoal Investments, LLC (“LifeGoal”) and the Trust on behalf of the LifeGoal Home Down Payment Investment ETF (formerly known as the LifeGoal Home Savings ETF), LifeGoal Conservative Wealth Builder ETF (formerly known as the LifeGoal General Savings ETF) and LifeGoal Wealth Builder ETF (the “LifeGoal Funds”) (the “LifeGoal Advisory Agreement”). The Board further considered the approval of the sub-advisory agreement between LifeGoal and Penserra Capital Management, LLC (“Penserra”) with respect to each LifeGoal Fund (“Penserra Sub-Advisory Agreement’).

Based on their evaluation of the information provided by LifeGoal, in conjunction with each LifeGoal Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to each LifeGoal Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the LifeGoal Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the LifeGoal Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the LifeGoal Advisory Agreement and comparative information relating to the advisory fee and other expenses of each LifeGoal Fund. The materials also included due diligence materials relating to Lifegoal (including due diligence questionnaires completed by LifeGoal, select financial information of LifeGoal, bibliographic information regarding LifeGoal’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the LifeGoal Advisory Agreement with respect to each LifeGoal Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the LifeGoal Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the LifeGoal Advisory Agreement. In considering the approval of the LifeGoal Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services . The Board reviewed materials provided by LifeGoal related to the proposed approval of the LifeGoal Advisory Agreement, including its draft ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the LifeGoal Funds, including the team of individuals that will primarily monitor and execute the investment process. The Board noted that LifeGoal was a newly formed investment adviser with no experience managing a 1940

LifeGoal ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

Act registered fund but that its personnel had many years of experience in the financial services industry and investment management experience in their previous positions. The Board discussed the extent of LifeGoal’s research capabilities, the quality of its compliance infrastructure noting that LifeGoal had engaged an outside compliance consulting firm, Key Bridge Compliance, LLC (“Key Bridge”), to assist in the development and oversight of its compliance program. The Board noted that the personnel at Key Bridge who would be assisting LifeGoal with its compliance program were very experienced in the 1940 Act and experienced in the operations and regulations governing the management of registered investment companies, including exchange-traded funds (“ETFs”). Additionally, the Board received satisfactory responses from representatives of LifeGoal with respect to a series of important questions, including: whether LifeGoal or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the LifeGoal Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the LifeGoal Funds’ investment limitations, noting that LifeGoal would actively review the portfolio managers’ performance of their duties to ensure compliance under LifeGoal’s compliance program. The Board discussed the capitalization of LifeGoal, noting that LifeGoal was newly formed, and, based on discussions with the representatives of LifeGoal, concluded that LifeGoal’s principals had the ability to make additional contributions in order to meet their obligations to the LifeGoal Funds. The Board also discussed LifeGoal’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that LifeGoal’s policies and procedures were adequate and reasonably designed to prevent violations of applicable securities laws. The CCO of the Trust further represented that he would work closely with LifeGoal and its compliance personnel to ensure close monitoring of the LifeGoal ETFs’ operations and risk management practices. The Board concluded that LifeGoal had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the LifeGoal Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by LifeGoal to the LifeGoal Funds appear to be satisfactory.

Performance. Because the LifeGoal Funds had not yet commenced operations nor had LifeGoal or its portfolio managers managed similar accounts, the Board did not consider past performance.

Fees and Expenses. As to the costs of the services to be provided by LifeGoal, the Board reviewed and discussed the proposed advisory fee for each Fund and anticipated total operating expenses for each Fund as compared to its respective peer group as presented in the Meeting Materials noting that each proposed advisory fee was lower than the average advisory fees of its respective peer group and Morningstar category. The Board then reviewed the proposed contractual arrangements for each LifeGoal Fund noting that LifeGoal was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for each Fund in order to limit a Fund’s net annual operating expenses, exclusive of certain fees, for at least a year from the date of each LifeGoal Fund’s initial prospectus so as not to exceed 0.29%, 0.39%, and 0.47% of the average annual net assets for LifeGoal Conservative Wealth Builder ETF, LifeGoal Home Down Payment Investment ETF , and LifeGoal Wealth Builder ETF, respectively, and found such arrangements would be beneficial to shareholders of the respective LifeGoal Fund. The Board concluded that each advisory fee to be charged by LifeGoal with respect to each LifeGoal Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to LifeGoal with respect to each LifeGoal Fund based on profitability estimates and analyses provided by LifeGoal and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by LifeGoal and the projected growth of the LifeGoal Funds, the anticipated level of profit from LifeGoal’s relationship with each LifeGoal Fund was not excessive.

LifeGoal ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

Economies of Scale. As to the extent to which each LifeGoal Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed LifeGoal’s expectations for growth of each LifeGoal Fund, and concluded that any material economies of scale would not be achieved in the near term.

Penserra Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Penserra Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Penserra, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Penserra; (iii) the performance history of Penserra; and (iv) Penserra’s financial condition, history of operations and ownership structure. In considering the approval of the Penserra Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Penserra, the Board noted the experience of the portfolio management personnel of Penserra, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Penserra and reviewed supporting materials. The Board reviewed the materials prepared by Penserra describing its investment process and noted Penserra’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that Penserra had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the Penserra Sub -Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to each of the LifeGoal Funds appear to be satisfactory.

Performance. Because the LifeGoal Funds had not yet commenced operations, the Board did not consider past performance. The Board considered the depth and experience of Penserra and was comfortable they would provide satisfactory performance for each LifeGoal Fund and its shareholders.

Fees and Expenses. As to the costs of the services provided by Penserra, the Board discussed the sub-advisory fee and considered that Penserra is paid by LifeGoal out of its advisory fees and not by each LifeGoal Fund. The Board also looked at the advisory fee split between LifeGoal and Penserra and concluded that the sub-advisory fee paid to Penserra was not unreasonable in light of the quality of the services to be performed by it. The Board also considered, based on statements made and information provided by LifeGoal and Penserra that the Penserra Sub-Advisory Agreement was negotiated at arm’s-length between LifeGoal and Penserra.

Profitability. As to profitability, the Board discussed and noted that Penserra will receive no compensation from LifeGoal, other than the sub-advisory fee earned pursuant to the Penserra Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by Lifegoal out of the advisory fee that it receives and not directly by the LifeGoal Funds. While the Board did not consider the costs of services provided by Penserra or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by Penserra and reviewed by the Board, the Board concluded that anticipated profits from Penserra’s relationship with the LifeGoal Funds were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the LifeGoal Funds, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to LifeGoal.

LifeGoal ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the LifeGoal Advisory Agreement and the Penserra Sub-Advisory Agreement (collectively, the “Advisory Agreements”) and the weight to be given to each such factor. Accordingly, having requested and received such information from LifeGoal and Penserra as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements separately, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the LifeGoal Funds separately that (a) the terms of each of the Advisory Agreements are reasonable; (b) the advisory fee (or sub -advisory fee as applicable) is not unreasonable; and (c) the Advisory Agreements are in the best interests of each of the LifeGoal Funds and their respective shareholders. In considering the approval of each of the LifeGoal Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each LifeGoal Advisory Agreement was in the best interests of each LifeGoal Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

June 24, 2021 Special Meeting

At a special meeting (the “Special Meeting”) of the Board held on June 24, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a revised advisory agreement (the “Revised LifeGoal Advisory Agreement”) between LifeGoal Investments, LLC (“LifeGoal”) and the Trust, on behalf of the LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF (the “LifeGoal Funds”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Revised LifeGoal Advisory Agreement.

It was noted that the Meeting Materials included an updated 15c response from LifeGoal marked to show changes made since the Board last reviewed it at the May 18, 2021 special board meeting along with the Revised LifeGoal Advisory Agreement. The Board discussed the revisions noting that that they included a change regarding the selection process for underlying fund investments to now factor in the ESG status of such funds. It was also noted that the adviser, after further analyzing the advisory fee, their anticipated profitability and peer comparisons, was requesting that the Board approve an adjustment to the advisory fee and expense caps on LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF by slightly raising those fees. The Board also noted and discussed the corresponding changes to the profitability analysis. The board further noted that the expense caps for each of the LifeGoal Funds was set at the same rate as the advisory fee, meaning that the adviser would absorb all the operating expenses for each LifeGoal Fund. It was noted that LifeGoal was requesting that the advisory fee for the LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF be raised from 0.39%, 0.29% and 0.47% to 0.44%, 0.39% and 0.49%, respectively, and that the expense cap be adjusted to 0.44%, 0.39% and 0.49%, respectively, as well. The Board then discussed the proposed new advisory fees and expense caps and compared them against the peer group that the Board had previously reviewed at its regular meeting in April 2021, and its special meeting on May 18, 2021. The Board also reviewed the revised profitability analysis. The Board concluded that the revised advisory fee for each of the LifeGoal Funds remained lower than their respective peer group averages and

LifeGoal ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

were not unreasonable. The Board further reviewed its deliberations, analysis and conclusions from the May 18, 2021 meeting with respect to its approval of the Advisory Agreement between the Trust and LifeGoal and agreed that the same deliberations, analysis and conclusions applied to the Revised Advisory Agreement except further factoring in the advisory fee changes noted above.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888) 920-7275 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
LifeGoal Investments, LLC
5 Spring Street, #202
Saratoga Springs, NY 12866

INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

LIFEGOAL-SA22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/3/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/3/22